Fair Value Measurements - Initial measurement of the private warrant (Details) - Private warrants	May 27, 2022 $ / shares Y
Fair Value Measurements
Fair value	$ 1.68
Stock price
Fair Value Measurements
Fair value measurement input	7.39
Exercise price
Fair Value Measurements
Fair value measurement input	11.50
Risk-free interest rate
Fair Value Measurements
Fair value measurement input	0.0270
Volatility
Fair Value Measurements
Fair value measurement input	0.375
Expected term (years)
Fair Value Measurements
Fair value measurement input | Y	5.00
Expected dividends
Fair Value Measurements
Fair value measurement input	0.0000